Summary Of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 D	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Required reserve cash balances	$ 2,555,000	$ 25,000
Number of days due to be considered for accrual interest on loans discontinued (in days)	90
Number of days due to be considered for accrual interest on loans discontinued for mortgage, credit card & personal loan (in days)	180
Rate lock period (days)	60
Amortized intangible assets average life (in years)	10 years
Company mortgage loans held for sale	267,475,000
Property write-downs included in earnings	$ 6,409,000	$ 7,250,000	$ 2,943,000
Customer Relationship [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortized intangible assets average life (in years)	9 years 6 months
Minimum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	10 years
Minimum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	3 years
Maximum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	40 years
Maximum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	15 years
IBERIABANK Corporation [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of states in which entity operates	6
IBERIABANK Mortgage Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of states in which entity operates	12